EQUITY ISSUANCES AND REPURCHASES EQUITY ISSUANCES AND REPURCHASES - SCHEDULE OF EQUITY OFFERINGS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2015	Dec. 31, 2013	Jan. 31, 2013	Apr. 30, 2011	Dec. 31, 2015
Partners' Capital Notes [Abstract]
Number of Common Units issued		5,100,000	4,316,947	13,800,000
Offering price (in usd per share)		$ 29.10	$ 29.74
Gross Proceeds		$ 151,439	$ 131,006
Net proceeds		$ 150,342	$ 130,244
Golar ownership after the offering (percentage)		41.40%	50.90%
Units issued in private placement			416,947
Number of common units sold to public in secondary offering	7,170,000	3,400,000
General Partner ownership Interest (percentage)				2.00%	2.00%